Equity statement - DKK (kr) kr in Millions	Total	Share capital	Treasury shares	Retained earnings	Other reserves
Beginning of the year at Dec. 31, 2017	kr 49,815	kr 500	kr (11)	kr 48,887	kr 439
Net profit	38,628			38,628
Other comprehensive income	(2,398)			87	(2,485)
Total comprehensive income	36,230			38,715	(2,485)
Transactions with owners:
Dividends (note 4.1)	(19,048)			(19,048)
Share-based payments (note 5.1)	414			414
Tax related to restricted stock units (note 2.6)	(5)			(5)
Purchase of treasury shares (note 4.1)	(15,567)		(10)	(15,557)
Reduction of the B share capital (note 4.1)	0	(10)	10
Dividends (note 4.1)	(19,048)			(19,048)
Share-based payments (note 5.1)	414			414
Tax related to restricted stock units	5			5
Purchase of treasury shares (note 4.1)	15,567		10	15,557
Reduction of the B share capital (note 4.1)	0	10	(10)
Balance at the end of the year at Dec. 31, 2018	51,839	490	(11)	53,406	(2,046)
Net profit	38,951			38,951
Other comprehensive income	1,165			(187)	1,352
Total comprehensive income	40,116			38,764	1,352
Transactions with owners:
Dividends (note 4.1)	(19,409)			(19,409)
Share-based payments (note 5.1)	363			363
Tax related to restricted stock units (note 2.6)	18			18
Purchase of treasury shares (note 4.1)	(15,334)		(9)	(15,325)
Reduction of the B share capital (note 4.1)	0	(10)	10
Dividends (note 4.1)	(19,409)			(19,409)
Share-based payments (note 5.1)	363			363
Tax related to restricted stock units	(18)			(18)
Purchase of treasury shares (note 4.1)	15,334		9	15,325
Reduction of the B share capital (note 4.1)	0	10	(10)
Balance at the end of the year at Dec. 31, 2019	57,593	480	(10)	57,817	(694)
Net profit	42,138			42,138
Other comprehensive income	(610)			(67)	(543)
Total comprehensive income	41,528			42,071	(543)
Transfer of cash flow hedge reserve to intangible assets	326				326
Transactions with owners:
Dividends (note 4.1)	(20,121)			(20,121)
Share-based payments (note 5.1)	823			823
Tax related to restricted stock units (note 2.6)	31			31
Purchase of treasury shares (note 4.1)	(16,855)		(8)	(16,847)
Reduction of the B share capital (note 4.1)	0	(10)	10
Dividends (note 4.1)	(20,121)			(20,121)
Share-based payments (note 5.1)	823			823
Tax related to restricted stock units	(31)			(31)
Purchase of treasury shares (note 4.1)	16,855		8	16,847
Reduction of the B share capital (note 4.1)	0	10	(10)
Balance at the end of the year at Dec. 31, 2020	kr 63,325	kr 470	kr (8)	kr 63,774	kr (911)